PREPAYMENTS	6 Months Ended
Dec. 31, 2024
PREPAYMENTS [Abstract]
PREPAYMENTS
5.	PREPAYMENTS
	December 31, 2024 US$	June 30, 2024 US$
Current
Blacksand option prepayments	-	5,500,000
Other prepayments	674,324	571,735
Total prepayments	674,324	6,071,735